[Logo – American Funds ®]

AMCAP Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

February 27, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AMCAP Fund, Inc.
File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 80 to the Registration Statement under the Securities Act of 1933 and Amendment No. 49 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company.  This registration statement contains amendments reflecting disclosure pertaining to one new share class (Class R-6 shares) to be offered by the company.  In addition, the registration statement has been updated based on the SEC's revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. As a result of the new share class disclosure and the N-1A updates, this filing is being made pursuant to rule 485(a), and we propose that it become effective on May 1, 2009.

All of the funds comprising the American Funds group that offer Class R shares intend to offer the new share class to the investing public on May 1, 2009 pursuant to prospectuses effective May 1, 2009.  Normally this would require each company to file amended registration statements under Rule 485(a).  However, because the disclosure language relating to the new share class will be the same for all companies, we intend to file amended registration statements for the other investment companies under rule 485(b)(1)(vii) in April 2009.

Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at (213) 486-9422 or Timothy McHale at (213) 615-0404.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti